Equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (370)	€ 196	€ (414)
Reclassification to net income for the period	(4)	4	0
Total transaction adjustments	€ (374)	€ 200	€ (414)